Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current income tax expense	$ 33,609	$ 32,147	$ 47,485
Deferred income tax expense (benefit)	9,113	14,228	(2,882)
Income tax expense	$ 42,722	$ 46,375	$ 44,603